Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 17,236	$ 15,246
Trade and other receivables	5,426	6,059
Other financial assets	629	230
Inventories	4,935	4,426
Assets held for sale		324
Current tax assets	263	279
Other	175	129
Total current assets	28,664	26,693
Non-current assets
Trade and other receivables	153	337
Other financial assets	802	1,610
Inventories	1,315	1,358
Property, plant and equipment	61,295	73,813
Intangible assets	1,369	1,437
Investments accounted for using the equity method	1,420	1,742
Deferred tax assets	56	1,912
Other	92	25
Total non-current assets	66,502	82,234
Total assets	95,166	108,927
Current liabilities
Trade and other payables	6,687	7,027
Interest bearing liabilities	2,622	2,628
Liabilities directly associated with the assets held for sale		17
Other financial liabilities	579	130
Current tax payable	3,032	2,800
Provisions	3,965	3,696
Deferred income	34	105
Total current liabilities	16,919	16,403
Non-current liabilities
Interest bearing liabilities	13,806	18,355
Other financial liabilities	1,997	1,146
Non-current tax payable	87	120
Deferred tax liabilities	3,063	3,314
Provisions	10,478	13,799
Deferred income	50	185
Total non-current liabilities	29,481	36,919
Total liabilities	46,400	53,322
Net assets	48,766	55,605
EQUITY
Treasury shares	(31)	(33)
Reserves	12	2,350
Retained earnings	40,338	46,779
Total equity attributable to BHP shareholders	44,957	51,264
Non-controlling interests	3,809	4,341
Total equity	48,766	55,605
BHP Group Limited [member]
EQUITY
Share capital	$ 4,638	1,111
BHP Group Plc [member]
EQUITY
Share capital		$ 1,057